Fees Summary	Nov. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,075,000
Previously Paid Amount	0.00
Total Fee Amount	317.68
Total Offset Amount	0.00
Net Fee	317.68
Narrative - Max Aggregate Offering Price	$ 2,075,000
Final Prospectus	true